Financial Instruments by Category - Schedule of Financial Assets and Receivables and Financial Liabilities (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 KHR (៛)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 KHR (៛)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Financial assets measured at amortized cost
Trade and other receivables	$ 1,260,935				$ 719,435
Loans to related parties	1,053,708				2,053,318
Cash and bank balances	102,697				235,348				$ 361,471	$ 116,691
Total financial assets measured at amortized cost	6,708,555				7,009,275
Financial liabilities measured at amortized cost
Trade and other payables		$ 850,436	¥ 65,328	៛ 27,408		$ 302,616	¥ 14,348	៛ 21,939
Lease liabilities	168,548				243,264
Borrowings	5,088,600	$ 1,961,969			7,184,114	$ 5,479,433
Total financial liabilities measured at amortized cost	9,509,157				9,429,666
Amounts Due To/(From) Related Parties [Member]
Financial assets measured at amortized cost
Amounts due from related parties	1,053,708				2,053,318
Loans to Related Parties [Member]
Financial assets measured at amortized cost
Loans to related parties	4,291,215				4,001,174
Cash and Cash Equivalents [Member]
Financial assets measured at amortized cost
Cash and bank balances	102,697				235,348
Trade and Other Payables [Member]
Financial liabilities measured at amortized cost
Trade and other payables	4,252,009				2,002,288
Borrowings [Member]
Financial liabilities measured at amortized cost
Borrowings	$ 5,088,600				$ 7,184,114